                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

              Check here if Amendment [ ]; Amendment Number: ____
             This Amendment (Check only one.): [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Prides Capital Partners, L.L.C.
Address: 200 High Street; Suite 700
         Boston, MA 02110

Form 13F File Number: 28- _________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Murray A. Indick
Title:   Managing Member
Phone:   617.778.9200

Signature, Place, and Date of Signing:

 /s/ Murray A. Indick                   Boston, MA           November 11, 2005
-----------------------            ------------------        ------------------
      [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        24

Form 13F Information Table Value Total: $ 248,457 (Thousands)

List of Other Included Managers:             NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number                Name
____       28-________________________         _______________________________

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                           FORM 13F INFORMATION TABLE

                                                                                              SHR or PRN
Name of Issuer                  Title of Class     Cusip     Value (X1000)   Shares/PRN AMT   AMT SH/PRN
-----------------------------   --------------   ---------   -------------   --------------   ----------
A D A M INC                                COM   00088U108             995       168,789.00           SH
ARK RESTAURANTS CORP                       COM   040712101          16,093       515,233.00           SH
BISYS GROUP INC                            COM   055472104           4,069       303,000.00           SH
CONSOLIDATED MERCANTILE INC                COM   20950N107           1,376       430,283.00           SH
DARLING INTERNATIONAL INC                  COM   237266101           6,585     1,865,700.00           SH
DECORATOR INDUSTRIES INC NEW     COM PAR $0.20   243631207           1,524       173,800.00           SH
DIAMOND FOODS INC                          COM   252603105           3,847       225,000.00           SH
EMBREX INC                                 COM   290817105           4,559       402,430.00           SH
FINLAY ENTERPRISES INC                 COM NEW   317884203           8,113       896,503.00           SH
GYMBOREE CORP                              COM   403777105          12,354       905,753.00           SH
HANGER ORTHOPEDIC GROUP INC            COM NEW   41043F208          16,444     2,135,600.00           SH
HAWK CORP                                  CLA   420089104           2,441       195,300.00           SH
HEALTHTRONICS INC                          COM   42222L107          34,519     3,465,764.00           SH
KONA GRILL INC                             COM   50047H201             699        62,200.00           SH
MATERIAL SCIENCES CORP                     COM   576674105          10,885       722,300.00           SH
MOD-PAC CORP                               COM   607495108           1,997       183,600.00           SH
PEGASUS SOLUTIONS INC                      COM   705906105          18,556     2,066,445.00           SH
PHOTOMEDEX INC                             COM   719358103           5,311     2,553,607.00           SH
POLYAIR INTER PACK INC                     COM   731912101           4,422       862,100.00           SH
QC HOLDINGS INC                            COM   74729T101          26,694     2,047,107.00           SH
REDDY ICE HOLDINGS INC                     COM   695148106             410        20,000.00           SH
TRUMP ENTERTAINMENT RESORTS                COM   89816T103          38,171     2,130,110.00           SH
UFP TECHNOLOGIES INC                       COM   902673102             781       222,448.00           SH
WASTE SERVICES INC                         COM   941075103          27,612     7,462,730.00           SH

                               PUT/  Investment     Other                           Authority
Name of Issuer                 CALL  Discretion   Managers   Sole    Voting Shared    None
-----------------------------  ----  ----------   --------   ------  -------------  ---------
A D A M INC                              SHARED                         168,789.00
ARK RESTAURANTS CORP                     SHARED                         515,233.00
BISYS GROUP INC                          SHARED                         303,000.00
CONSOLIDATED MERCANTILE INC              SHARED                         430,283.00
DARLING INTERNATIONAL INC                SHARED                       1,865,700.00
DECORATOR INDUSTRIES INC NEW             SHARED                         173,800.00
DIAMOND FOODS INC                        SHARED                         225,000.00
EMBREX INC                               SHARED                         402,430.00
FINLAY ENTERPRISES INC                   SHARED                         896,503.00
GYMBOREE CORP                            SHARED                         905,753.00
HANGER ORTHOPEDIC GROUP INC              SHARED                       2,135,600.00
HAWK CORP                                SHARED                         195,300.00
HEALTHTRONICS INC                        SHARED                       3,465,764.00
KONA GRILL INC                           SHARED                          62,200.00
MATERIAL SCIENCES CORP                   SHARED                         722,300.00
MOD-PAC CORP                             SHARED                         183,600.00
PEGASUS SOLUTIONS INC                    SHARED                       2,066,445.00
PHOTOMEDEX INC                           SHARED                       2,553,607.00
POLYAIR INTER PACK INC                   SHARED                         862,100.00
QC HOLDINGS INC                          SHARED                       2,047,107.00
REDDY ICE HOLDINGS INC                   SHARED                          20,000.00
TRUMP ENTERTAINMENT RESORTS              SHARED                       2,130,110.00
UFP TECHNOLOGIES INC                     SHARED                         222,448.00
WASTE SERVICES INC                       SHARED                       7,462,730.00